Convertible Notes - Schedule of Convertible Note (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of convertible note [Abstract]
Convertible note principal	$ 2,175,000
OID	(160,000)
Legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,000,000)
Accrued interests for Convertible debt	392,605
Conversion	(275,000)
Total	$ 117,605